Intangible Assets and Goodwill - Carrying Amounts of Goodwill and Intangible Assets (Details) - USD ($) $ in Thousands		6 Months Ended	12 Months Ended
	May 01, 2020	Dec. 31, 2020	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2021
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross		$ 20,836	$ 20,836	$ 853
Finite-lived intangible assets, accumulated amortization		(2,821)	(1,163)	(635)
Finite-lived intangible assets, net carrying amount		$ 18,015	$ 19,673	$ 218
Estimated life		5 years 10 months 24 days	6 years 4 months 24 days	8 years
Goodwill		$ 46,456	$ 46,577	$ 5,364
InsideResponse
Finite-Lived Intangible Assets [Line Items]
Goodwill	$ 41,213
Auto & Home
Finite-Lived Intangible Assets [Line Items]
Goodwill		5,364	5,364	5,364
Senior
Finite-Lived Intangible Assets [Line Items]
Goodwill		41,092	41,213	0
Customer relationships | InsideResponse
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross		16,069	16,069	0
Finite-lived intangible assets, accumulated amortization		(1,530)	(331)	0
Finite-lived intangible assets, net carrying amount		14,539	15,738	0
Estimated life	7 years
Customer relationships | Auto & Home
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross		853	853	853
Finite-lived intangible assets, accumulated amortization		(699)	(680)	(635)
Finite-lived intangible assets, net carrying amount		154	173	218
Trade Name | InsideResponse
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross		2,680	2,680	0
Finite-lived intangible assets, accumulated amortization		(357)	(88)	0
Finite-lived intangible assets, net carrying amount		2,323	2,592	0
Estimated life	5 years
Proprietary Software-5 year | InsideResponse
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross		780	780	0
Finite-lived intangible assets, accumulated amortization		(104)	(26)	0
Finite-lived intangible assets, net carrying amount		676	754	0
Proprietary Software-2 year | InsideResponse
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross		262	262	0	$ 262
Finite-lived intangible assets, accumulated amortization		(88)	(22)	0
Finite-lived intangible assets, net carrying amount		174	240	0
Non-compete agreements | InsideResponse
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross		192	192	0
Finite-lived intangible assets, accumulated amortization		(43)	(16)	0
Finite-lived intangible assets, net carrying amount		$ 149	$ 176	$ 0
Estimated life	3 years